Note 4 - Loans and Related Allowance for Loan and Lease Losses	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.	LOANS AND RELATED ALL OWANCE FOR LOAN AND LEASE LOSSES

Major classifications of loans at
December 31
are summarized as follows (in thousands):
	2017	2016

Commercial and industrial	$101,346	$60,630
Real estate - construction	47,017	23,709
Real estate - mortgage:
Residential	318,157	270,830
Commercial	437,947	249,490
Consumer installment	18,746	4,481
	923,213	609,140
Less: Allowance for loan and lease losses	(7,190)	(6,598)

Net loans	$916,023	$602,542

The amounts above include
net deferred loan origination costs of
$1.5
million and
$1.7
million at
December 31, 2017
and
December 31, 2016,
respectively.

The Company
’s primary business activity is with customers located within its local Northeastern Ohio trade area, eastern Geauga County, and contiguous counties to the north, east, and south. The Company also serves the central Ohio market with offices in Dublin, Sunbury and Westerville, Ohio. The Northeastern Ohio trade area includes the newly acquired Liberty locations in Beachwood, Twinsburg, and Solon, Ohio. Commercial, residential, consumer, and agricultural loans are granted. Although the Company has a diversified loan portfolio at
December 31, 2017
and
2016,
loans outstanding to individuals and businesses are dependent upon the local economic conditions in the Company’s immediate trade area.

The following table
s summarize the primary segments of the loan portfolio and the allowance for loan and lease losses (in thousands):

			Real Estate- Mortgage
December 31, 2017	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$3,627	$44	$2,824	$5,610	$4	$12,109
Collectively evaluated for impairment	97,719	46,973	315,333	432,337	18,742	911,104
Total loans	$101,346	$47,017	$318,157	$437,947	$18,746	$923,213

			Real estate- Mortgage
December 31, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,190	$913	$3,135	$7,187	$5	$12,430
Collectively evaluated for impairment	59,440	22,796	267,695	242,303	4,476	596,710
Total loans	$60,630	$23,709	$270,830	$249,490	$4,481	$609,140

			Real Estate- Mortgage
December 31, 2017	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$694	$-	$140	$733	$-	$1,567
Collectively evaluated for impairment	305	313	1,620	3,303	82	5,623
Total ending allowance balance	$999	$313	$1,760	$4,036	$82	$7,190

			Real Estate- Mortgage
December 31, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$90	$-	$251	$186	$-	$527
Collectively evaluated for impairment	358	172	2,567	2,949	25	6,071
Total ending allowance balance	$448	$172	$2,818	$3,135	$25	$6,598

The Company
’s loan portfolio is segmented to a level that allows management to monitor risk and performance. The portfolio is segmented into Commercial and Industrial (“C&I”), Real Estate Construction, Real Estate - Mortgage which is further segmented into Residential and Commercial real estate, and Consumer Installment Loans. The C&I loan segment consists of loans made for the purpose of financing the activities of commercial customers. The residential mortgage loan segment consists of loans made for the purpose of financing the activities of residential homeowners. The commercial mortgage loan segment consists of loans made for the purpose of financing the activities of commercial real estate owners and operators. The consumer loan segment consists primarily of installment loans and overdraft lines of credit connected with customer deposit accounts.

Management evaluates individual loans in all of the commercial segments for possible impairment based on guidance established by the Board of Directors. Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. The Company does not
separately evaluate individual consumer and residential mortgage loans for impairment, unless such loans are part of a larger relationship that is impaired, or the loan was modified in a troubled debt restructuring.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one
of
three
methods: (a) the present value of expected future cash flows discounted at the loan
’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs. The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Company’s policy for recognizing interest income on impaired loans does not
differ from its overall policy for interest recognition.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not
necessary (in thousands):

December 31, 2017
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$450	$1,006	$-
Real estate - construction	44	44	-
Real estate - mortgage:
Residential	1,685	1,904	-
Commercial	1,870	1,984	-
Consumer installment	4	4	-
Total	$4,053	$4,942	$-

With an allowance recorded:
Commercial and industrial	$3,177	$3,888	$694
Real estate - mortgage:
Residential	1,139	1,179	140
Commercial	3,740	3,913	733
Total	$8,056	$8,980	$1,567

Total:
Commercial and industrial	$3,627	$4,894	$694
Real estate - construction	44	44	-
Real estate - mortgage:
Residential	2,824	3,083	140
Commercial	5,610	5,897	733
Consumer installment	4	4	-
Total	$12,109	$13,922	$1,567

December 31, 2016
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$319	$318	$-
Real estate - construction	913	909	-
Real estate - mortgage:
Residential	2,142	2,140	-
Commercial	2,031	2,027	-
Total	$5,405	$5,394	$-

With an allowance recorded:
Commercial and industrial	$871	$868	$90
Real estate - mortgage:
Residential	993	991	251
Commercial	5,156	5,147	186
Consumer installment	5	5	-
Total	$7,025	$7,011	$527

Total:
Commercial and industrial	$1,190	$1,186	$90
Real estate - construction	913	909	-
Real estate - mortgage:
Residential	3,135	3,131	251
Commercial	7,187	7,174	186
Consumer installment	5	5	-
Total	$12,430	$12,405	$527

The table
s above include troubled debt restructuring totaling
$5.4
million and
$6.7
million as of
December 31, 2017
and
2016,
respectively.

The following table presents interest income by class, recognized on impaired loans
(in thousands):

	As of December 31, 2017		As of December 31, 2016		As of December 31, 2015

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial and industrial	$2,378	$178	$1,211	$32	$1,468	$100
Real estate - construction	565	1	1,281	10	2,407	115
Real estate - mortgage:
Residential	3,068	89	3,529	98	4,356	160
Commercial	6,820	446	7,384	368	5,203	350
Consumer installment	5	1	6	1	6	-
Total	$12,836	$715	$13,411	$509	$13,440	$725

Troubled Debt Restructuring (TDR) describes loans on which the bank has granted concessions for reasons related to the customer
’s financial difficulties. Such concessions
may
include
one
or more of the following:
●	reduction in the interest rate to below market rates
●	extension of repayment requirements beyond normal terms
●	reduction of the principal amount owed
●	reduction of accrued interest due
●	acceptance of other assets in full or partial payment of a debt

In each case the concession is made due to deterioration in the borrower
’s financial condition, and the new terms are less stringent than those required on a new loan with similar risk. The total impact on the ALLL for
2017
and
2016
related to TDRs was
$509,000
and
$436,000,
respectively.

The following tables present the number of loan modifications by class
, the corresponding recorded investment, and the subsequently defaulted modifications (in thousands):

	December 31, 2017
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	4	-	4	$127	$127
Residential real estate	5	-	5	256	256

	December 31, 2016
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	5	-	5	$610	$610
Residential real estate	4	-	4	166	166
Commercial real estate	1	-	1	311	311

	December 31, 2015
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	6	-	6	$434	$434
Real estate construction	1	-	1	181	181
Residential real estate	5	1	6	515	535
Commercial real estate	1	-	1	270	270

	December 31, 2016
	Number of	Recorded
Troubled Debt Restructurings subsequently defaulted	Contracts	Investment
Commercial and industrial	2	$7
Real estate construction	1	-
Residential real estate	4	278
Commercial real estate	1	119

	December 31, 2015
	Number of	Recorded
Troubled Debt Restructurings subsequently defaulted	Contracts	Investment
Commercial and industrial	2	$14
Real estate construction	1	130

There were
no
subsequent defau
lts of troubled debt restructurings for the year ended
December 31, 2017.

Management uses a
nine
-point internal risk-rating system to monitor the credit quality of the overall loan portfolio. The first
five
categories are considered
not
cr
iticized and are aggregated as Pass rated. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not
to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt and have a distinct possibility that some loss will be sustained if the weaknesses are not
corrected.  All loans greater than
90
days past due are considered Substandard.   Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan-rating process with several layers of internal and external oversight.
  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, repossession, or death, occurs to raise awareness of a possible credit event.  The Company’s Commercial Loan Officers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis with the Chief Credit Officer ultimately responsible for accurate and timely risk ratings.  The Credit Department performs an annual review of all commercial relationships
$1.0
million or greater.  Confirmation of the appropriate risk grade is included in the review on an ongoing basis.   The Company engages an external consultant to conduct loan reviews on a semiannual basis. Generally, the external consultant reviews commercial relationships greater than
$250,000
and/or criticized relationships greater than
$125,000.
 Detailed reviews, including plans for resolution, are performed on loans classified as Substandard on a quarterly basis.  Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following table
s present the classes of the loan portfolio summarized by the aggregate Pass rating and the criticized categories of Special Mention, Substandard, and Doubtful within the internal risk rating system (in thousands):

	December 31, 2017
		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans

Commercial and industrial	$95,621	$1,942	$3,783	$-	$101,346
Real estate - construction	46,995	-	22	-	47,017
Real estate - mortgage:
Residential	312,176	723	5,258	-	318,157
Commercial	424,225	9,164	4,558	-	437,947
Consumer installment	18,742	-	4	-	18,746
Total	$897,759	$11,829	$13,625	$-	$923,213

	December 31, 2016
		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans

Commercial and industrial	$58,539	$663	$1,428	$-	$60,630
Real estate - construction	23,541	144	24	-	23,709
Real estate - mortgage:
Residential	264,481	428	5,921	-	270,830
Commercial	240,678	4,422	4,390	-	249,490
Consumer installment	4,467	-	14	-	4,481
Total	$591,706	$5,657	$11,777	$-	$609,140

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due. The following table
s present the classes of the loan portfolio summarized by the aging categories of loans and nonaccrual loans (in thousands):

	December 31, 2017
		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial and industrial	$99,633	$1,607	$29	$77	$1,713	$101,346
Real estate - construction	47,017	-	-	-	-	47,017
Real estate - mortgage:
Residential	314,866	1,977	227	1,087	3,291	318,157
Commercial	434,879	1,907	1	1,160	3,068	437,947
Consumer installment	18,736	10	-	-	10	18,746
Total	$915,131	$5,501	$257	$2,324	$8,082	$923,213

	December 31, 2016
		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial and industrial	$60,407	$17	$2	$204	$223	$60,630
Real estate - construction	23,709	-	-	-	-	23,709
Real estate - mortgage:
Residential	268,041	1,909	207	673	2,789	270,830
Commercial	249,081	92	-	317	409	249,490
Consumer installment	4,465	-	10	6	16	4,481
Total	$605,703	$2,018	$219	$1,200	$3,437	$609,140

The following tables present the classes of the l
oan portfolio summarized by nonaccrual loans and loans
90
days or more past due and still accruing (in thousands):

	December 31, 2017
		90+ Days Past
	Nonaccrual	Due and Accruing

Commercial and industrial	$1,120	$-
Real estate - construction	-	-
Real estate - mortgage:
Residential	4,002	-
Commercial	3,311	-
Consumer installment	-	-
Total	$8,433	$-

	December 31, 2016
		90+ Days Past
	Nonaccrual	Due and Accruing

Commercial and industrial	$454	$-
Real estate - construction	-	-
Real estate - mortgage:
Residential	4,034	-
Commercial	1,409	-
Consumer installment	6	-
Total	$5,903	$-

Interest income that would have been recorded had these loans not
been placed on nonaccrual
status was
$437,000
in
2017,
$309,000
in
2016,
and
$259,000
in
2015.

An allowance for loan
and lease losses (“ALLL”) is maintained to absorb losses from the loan portfolio.  The ALLL is based on management’s continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of nonperforming loans.

The Company
’s methodology for determining the ALLL is based on the requirements of ASC Section
310
-
10
-
35
for loans individually evaluated for impairment (discussed above) and ASC Subtopic
450
-
20
for loans collectively evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses and other bank regulatory guidance.   The total of the
two
components represents the Company’s ALLL. Management also performs impairment analysis on TDRs, which may
result in specific reserves.

Loans that are collectively evaluated for impairment are analyzed, with general allowances being made as appropriate.
  For general allowances, historical loss trends are used in the estimation of losses in the current portfolio.  These historical loss amounts are modified by other qualitative factors.

The classes described above, which are based on the purpose code assigned to each loan, provide the starting point for the
ALLL analysis.  Management tracks the historical net charge-off activity at the purpose code level.  A historical charge-off factor is calculated utilizing the last twelve
consecutive historical quarters.

Management has identified a number of additional qualitative factors which it uses to supplement the historical charge-off factor, because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience.
  The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and nonaccrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry, and/or geographic standpoint.

Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the
ALLL.  When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALLL.

The following tables summarize the primary segments of the loan portfolio (in thousands):

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2016	$448	$172	$2,818	$3,135	$25	$6,598
Charge-offs	(536)	-	(117)	(39)	(462)	(1,154)
Recoveries	234	34	241	111	81	701
Provision	853	107	(1,182)	829	438	1,045
ALLL balance at December 31, 2017	$999	$313	$1,760	$4,036	$82	$7,190

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2015	$867	$276	$3,139	$2,078	$25	$6,385
Charge-offs	(237)	-	(414)	(70)	(22)	(743)
Recoveries	90	-	141	140	15	386
Provision	(272)	(104)	(48)	987	7	570
ALLL balance at December 31, 2016	$448	$172	$2,818	$3,135	$25	$6,598

The
negative provision allocated to residential real estate loans in the amount of
$1.2
million for the year ended
December 31, 2017
is due to the payoff of a large residential credit during that period. The decline in the reserve allocated for residential real estate is due to a decrease in historic losses during
2017
and consistent decreases in the ratio of nonperforming loans to total loans in this segment over the past few years resulting in a decrease in the reserves required. The increase in the ALLL balance for commercial real estate and commercial and industrial loans is primarily due to increases in specific reserves for impaired loans along with growth in these segments.